Share reserve - Summary of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options (Detail) - shares		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	[1]	3,584,882		4,040,128	4,116,446
$3.45 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	[1]	1,119,917		1,375,699	1,375,699
Weighted average remaining contractual life (years)		3 years 3 months 29 days	[1]	4 years 4 months 6 days	5 years 4 months 6 days
$3.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	[1]	436,905		471,491	518,459
Weighted average remaining contractual life (years)		4 years 9 months 18 days	[1]	5 years 9 months 25 days	6 years 9 months
$4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	[1]	316,722		423,620	439,974
Weighted average remaining contractual life (years)		5 years 4 months 20 days	[1]	6 years 4 months 24 days	7 years 4 months 24 days
$7.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	[1]	1,595,487		1,653,467	1,666,463
Weighted average remaining contractual life (years)		6 years 3 months 3 days	[1]	7 years 3 months 10 days	8 years 3 months 10 days
$8.81 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	[1]	115,851		115,851	115,851
Weighted average remaining contractual life (years)		1 year 8 months 4 days	[1]	2 years 8 months 4 days	3 years 8 months 4 days

[1]	Retrospectively adjusted to give effect to the impact of share exchange